Pension and Other Postretirement Benefits - Schedule of Assumptions Used (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plans And Other Postretirement Benefit Plans Disclosures [Abstract]
Discount rate	5.00%	4.25%
Weighted-average rate of compensation increase	3.25%	2.75%
Asset return assumption	7.75%	8.00%